Schedule of Common Stock Reserved (Details) - shares shares in Thousands	Sep. 30, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	23,677,121	46,887,065
Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance		437,143
Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance		17,263,568
2019 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	601,873	1,221,896
Common Stock Options Issued and Outstanding [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	9,663,094
Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance		4,050,000
Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	13,412,154	23,914,458